Revenue	12 Months Ended
Mar. 31, 2018
Revenue [abstract]
Revenue
Revenue

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Subscription revenue	1,434,615	1,239,914	1,158,229
Hardware sales	227,752	222,315	221,306
Driver training, installation and other	50,115	77,829	85,486
	1,712,482	1,540,058	1,465,021